Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary Of Transactions Between Related Parties
36.1. Transactions with related parties

(in €‘000)	Relationship	2023	2022	2021
Madeleine Charging B.V.	Immediate parent entity
Interest expenses on shareholder loans		—	1,743	8,162
Reimbursement of advisory fees		—	953	1,868
Share-based payment expenses		—	74,001	291,837
Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Revenue from contracts with related party		—	1,066	23,974
EV Cars	Other related party
Revenue from contracts with related party		15,585	51,424	24,566
Voltalis	Other related party
Revenue from contracts with related party		5,455	2,268	—
Fair value losses on pref. shares derivatives and net loss on sale of pref. shares derivatives		—	69	—
Executive Board Member	Key management
Other payments		—	4,740	—
36.2. Balances with related parties
At December 31, 2023 and 2022, the Group held the following balances with related parties:

(in €‘000)	Relationship	December 31, 2023	December 31, 2022
EV Cars	Other related party
Contract assets with related party		—	1,512
Contract liabilities with related party		(6,241)	(5,721)
Trade receivables from related party		7,178	11,367
Trade payable to related party		(220)	(51)
Voltalis	Other related party
Current receivables from related party		—	187

Summary Of Information About Key Management Personnel
The following remuneration of key management personnel was recognized as an expense in the consolidated statement of profit or loss for the years ended December 31, 2023, 2022 and 2021:

(in €‘000)	2023	2022	2021
Short-term employee benefits	3,210	5,262	1,086
Share-based payments	14,422	41,230	89,636
Total	17,632	46,492	90,722